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                                                               (Ameriprise logo)

                     PROSPECTUS SUPPLEMENT -- JULY 22, 2009

AMERIPRISE CERTIFICATES (APRIL 29, 2009)                               S-6000 AD

For Ameriprise Installment Certificate

Effective July 22, 2009 the information under" Initial Interest Rates for Ameriprise Installment Certificate" found on page 5p has been revised as follows

ACC offers a fixed rate of interest for each three-month period during the life of your certificate. The rate for your first three months will be a fixed rate of 0.60%. The effective annualized yield assuming monthly compounding is 0.60%. This rate is set at the discretion of ACC and is effective until further notice. Rates for subsequent three month terms are set at the discretion of ACC and may differ from the rates shown here. See "About the Certificate" for more explanation.

The fixed interest rate of 0.60% may or may not have changed when you apply to purchase your certificate. Rates for later three-month terms are set at the discretion of ACC and may also differ from the rates shown here. See "Rates for New Purchases" under "About the Certificate" for further information.

Effective July 22, 2009 the first paragraph under "Rates for New Purchases" found on page 68p has been revised as follows

ACC has complete discretion to determine whether to accept an application and sell a certificate. When your completed application is accepted, and we have received your initial investment, we will send you a confirmation showing the fixed rate that your investment will earn for the first three-month period, 0.60% as of the date of this prospectus.

For Ameriprise Flexible Savings Certificate:

Effective July 22, 2009, the information under "Rates for New Purchases" on pages 12p-15p has been revised as follows:

For the terms listed below for purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:

           Within a range from 30 basis points (0.30%) above to 130 basis points (1.30%)
6 MONTHS   above the rate published for a 6-month CMT rate.
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           Within a range from 40 basis points (0.40%) above to 140 basis points (1.40%)
7 MONTHS*  above the rate published for a 6-month CMT rate.
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           Within a range from 55 basis points (0.55%) above to 155 basis points (1.55%)
12 MONTHS  above the rate published for a 12-month CMT rate.
-----------------------------------------------------------------------------------------
           Within a range from 70 basis points (0.70%) above to 170 basis points (1.70%)
18 MONTHS  above the rate published for a 12-month CMT rate.
-----------------------------------------------------------------------------------------
           Within a range from 30 basis points (0.30%) above to 130 basis points (1.30%)
24 MONTHS  above the rate published for a 24-month CMT rate.
-----------------------------------------------------------------------------------------
           Within a range from 40 basis points (0.40%) above to 140 basis points (1.40%)
30 MONTHS  above the rate published for a 24-month CMT rate.
-----------------------------------------------------------------------------------------
           Within a range from 10 basis points (0.10%) above to 110 basis points (1.10%)
36 MONTHS  above the rate published for a 36-month CMT rate.
-----------------------------------------------------------------------------------------


* See section entitled "Investment Amounts and Terms" about minimum investment requirements.

For the terms listed below for purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:

           Within a range from 50 basis points (0.50%) above to 150 basis points (1.50%)
6 MONTHS   above the rate published for a 6-month CMT rate.
-----------------------------------------------------------------------------------------
           Within a range from 50 basis points (0.50%) above to 150 basis points (1.50%)
7 MONTHS   above the rate published for a 6-month CMT rate.
-----------------------------------------------------------------------------------------
           Within a range from 70 basis points (0.70%) above to 170 basis points (1.70%)
12 MONTHS  above the rate published for a 12-month CMT rate.
-----------------------------------------------------------------------------------------
13         Within a range from 95 basis points (0.95%) above to 195 basis points (1.95%)
  MONTHS*  above the rate published for a 12-month CMT rate.
-----------------------------------------------------------------------------------------
           Within a range from 85 basis points (0.85%) above to 185 basis points (1.85%)
18 MONTHS  above the rate published for a 12-month CMT rate.
-----------------------------------------------------------------------------------------
           Within a range from 45 basis points (0.45%) above to 145 basis points (1.45%)
24 MONTHS  above the rate published for a 24-month CMT rate.
-----------------------------------------------------------------------------------------
           Within a range from 55 basis points (0.55%) above to 155 basis points (1.55%)
30 MONTHS  above the rate published for a 24-month CMT rate.
-----------------------------------------------------------------------------------------
           Within a range from 25 basis points (0.25%) above to 125 basis points (1.25%)
36 MONTHS  above the rate published for a 36-month CMT rate.
-----------------------------------------------------------------------------------------


* See section entitled "Investment Amounts and Terms" about minimum investment requirements.

For Ameriprise Market Strategy Certificate and Ameriprise Stock Market
Certificate:

Effective for sales on or after July 22, 2009, your initial maximum return will be within the range of 3% to 4%.

If you have received a special promotional rate for your first term of the Ameriprise Stock Market Certificate, then your maximum return for your first term will be within the range of 4% to 5%.


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S-6000 - 12 A (7/09)